Expense Example	Aug. 01, 2025 USD ($)
Absolute CEF Opportunities | Absolute CEF Opportunities INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 444
Expense Example, with Redemption, 3 Years	1,832
Expense Example, with Redemption, 5 Years	3,163
Expense Example, with Redemption, 10 Years	6,260
ABSOLUTE CAPITAL OPPORTUNITIES FUND | ABSOLUTE CAPITAL OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,082
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | ABSOLUTE CONVERTIBLE ARBITRAGE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,041
ABSOLUTE FLEXIBLE FUND | ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	$ 2,366